                                                                                    June 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Premier Short-Intermediate Municipal Bond Fund

-      Dreyfus Short- Intermediate Municipal Bond Fund

          33 Act No. 33-11752

40 Act No. 811-5021

          CIK No.     0000810305

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended March 31, 2015.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                          Very truly yours,

                                                          /s/ Elyse Cardona

                                                          Elyse Cardona

                                                          Paralegal

EC/

Enclosures